UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2005 Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
				 [ x] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Lisa Holmes
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Lisa Holmes  Jacksonville, Florida June 30, 2005
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	72
Form 13F information table value total:	$294,883,228
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE

NAME OF ISSUER   	CUSIP   	FAIR MARKET VALUE	SHARES
3M COMPANY		COM	88579Y101	8,320,643	115,085		SOLE
AMERICAN EXPRESS CO	COM	025816109	6,560,958	121,320		SOLE
AMERICAN INTL GROUP COM	COM	026874107	2,615		45		SOLE
AMGEN INC COM		COM	31162100	5,699,564	94,270		SOLE
ANHEUSER BUSCH COS INC 	COM	035229103	5,583,468	120,501		SOLE
AUTOMATIC DATA PROCESS 	COM	053015103	8,578,361	202,265		SOLE
AVON PRODS INC COM	COM	054303102	7,171,135	186,664		SOLE
BLOCK H & R INC COM	COM	093671105	41,137		705		SOLE
CASCADE NAT GAS CORP 	COM	147339105	1,451,605	70,810		SOLE
CISCO SYS INC COM	COM	17275R102	1,232,740	64,609		SOLE
COCA COLA CO COM	COM	191216100	10,287,439	244,038		SOLE
COLGATE PALMOLIVE CO 	COM	194162103	8,479,272	169,891		SOLE
COMMUNICATIONS SYS INC 	COM	203900105	847,686		82,540		SOLE
COVENANT TRANS INC CL A	COM	22284P105	678,137		51,374		SOLE
DELL INC 		COM	24702R101	6,615,666	167,655		SOLE
EBAY INC 		COM	278642103	5,282		160		SOLE
EQUITY RESIDENT PPTYS 	COM	29476L107	11,709		318		SOLE
EXXON MOBIL CORP COM	COM	30231G102	5,117,669	87,288		SOLE
GANNETT INC 		COM	364730101	4,184,124	57,576		SOLE
GENERAL ELEC CO COM	COM	369604103	11,916,526	339,134		SOLE
GROLSCH NV ORD		COM	N37291114	4,215,579	148,175		SOLE
HARLEY DAVIDSON INC COM	COM	412822108	11,741,297	233,481		SOLE
HAWKINS CHEM INC COM	COM	420261109	1,463,468	120,450		SOLE
HEALTH MGMT ASSOC INC 	COM	421933102	3,958,023	151,185		SOLE
HERSHEY FOODS CORP COM	COM	427866108	11,026,892	175,288		SOLE
HOME DEPOT INC COM	COM	437076102	6,842,232	172,675		SOLE
HORACE MANN EDUCTR CP 	COM	440327104	4,444,437	236,155		SOLE
JOHNSON & JOHNSON COM	COM	478160104	6,054,532	93,147		SOLE
LABORATORY AMER HLDGS 	COM	50540R409	5,783,000	113,061		SOLE
LIBBEY INC COM		COM	529898108	649,001		41,050		SOLE
MCGRAW HILL COS INC COM	COM	580645109	15,251,990	340,117		SOLE
MEDTRONIC INC COM	COM	585055106	9,955,511	189,442		SOLE
MERCK & CO INC		COM	589331107	3,551,055	115,294		SOLE
MICROSOFT CORP COM	COM	594918104	4,694,945	189,007		SOLE
MOCON INC COM		COM	607494101	935,648		99,537		SOLE
MOODYS CORP COM		COM	615369105	4,797,520	104,024		SOLE
MYLAN LABS INC COM	COM	628530107	4,316,975	224,375		SOLE
NASDAQ 100 TRUST	COM	631100104	10,115		275		SOLE
NATIONAL BEVERAGE CORP 	COM	635017106	124,448		15,595		SOLE
NATIONAL DENTEX CORP 	COM	63563H109	1,728,233	15,595		SOLE
OIL DRI CORP AMER COM	COM	677864100	1,099,830	61,000		SOLE
PATTERSON DENTAL CO COM	COM	703395103	8,698,769	189,393		SOLE
PAYLESS SHOESOURCE INC 	COM	704379106	5,376		280		SOLE
PEPSICO INC COM		COM	713448108	11,251,018	206,051		SOLE
PFIZER INC COM		COM	717081103	7,672,150	274,318		SOLE
PROCTER & GAMBLE CO COM	COM	742718109	3,467,891	65,742		SOLE
PXRE CORP COM		COM	G73018106	3,675,185	145,725		SOLE
SARA LEE CORP COM	COM	803111103	2,799,866	141,336		SOLE
SEI INVESTMENTS CO COM	COM	784117103	3,832,670	102,615		SOLE
SERVICEMASTER COMPANY	COM	817615107	4,690,737	350,055		SOLE
ST PAUL TRAVELERS INC 	COM	792860108	3,641,978	92,132		SOLE
STEPAN CO COM		COM	858586100	4,270,825	193,250		SOLE
SYMANTEC CORP COM	COM	871503108	5,310,851	239,438		SOLE
TELEPHONE & DATA SYS 	COM	879433100	1,718,101	42,100		SOLE
TELEPHONE & DATA SYS 	COM	879433860	1,363,179	35,555		SOLE
TELLABS INC		COM	879664100	4,545,141	522,430		SOLE
THE LIMITED		COM	532716107	3,984,441	186,015		SOLE
TIDEWATER INC COM	COM	886423102	4,068,738	106,735		SOLE
TRIZEC PROPERTIES INC 	COM	89687P107	2,414,116	117,361		SOLE
UNITED GUARDIAN INC 	COM	910571108	545,428		67,755		SOLE
UNITED PARCEL SERVICE 	COM	911312106	2,917,038	41,156		SOLE
VIRCO MFG CO COM	COM	927651109	430,659		63,707		SOLE
WAL MART STORES INC COM	COM	931142103	4,311,181	87,724		SOLE
WALGREEN CO COM		COM	931422109	2,988,128	64,973		SOLE
WALT DISNEY CO COM	COM	254687106	2,661,476	105,698		SOLE
WATERS CORP COM		COM	941848103	4,303,988	112,893		SOLE
XL CAPITAL LTD A SHS	COM	G98255105	3,883,831	52,188		SOLE